COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Service fee income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Commissions from deposits accounts	$ 96,736,753	$ 83,922,297	$ 107,114,804
Commissions from credit and debit cards	54,206,298	55,654,295	58,995,336
Commissions from loans operations	837,966	589,796	1,056,751
Other Commissions	115,747,490	117,279,383	99,604,691
Total	$ 267,528,507	$ 257,445,771	$ 266,771,582